UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund - Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 24.7%
Mexico - 1.7%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	107,185	$9,447,643

United Kingdom - 1.2%
United Kingdom Gilt
4.00%, 3/07/22	GBP	3,480	6,458,914

United States - 21.8%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	7,864	10,248,741
4.625%, 2/15/40		12,370	16,575,800
5.375%, 2/15/31		4,140	5,893,033
U.S. Treasury Notes
0.875%, 11/30/16		5,665	5,720,324
1.00%, 8/31/16		38,620	39,295,850
1.50%, 6/30/16		15,655	16,279,979
2.00%, 11/15/21		5,325	5,418,188
2.625%, 4/30/16-11/15/20		19,103	20,732,657

			120,164,572

Total Governments - Treasuries (cost $126,203,877)			136,071,129

MORTGAGE PASS-THROUGH’S - 23.6%
Agency Fixed Rate 30-Year - 19.2%
Federal Home Loan Mortgage Corp. Gold
4.50%, 12/01/39		14,835	15,798,672
5.50%, 4/01/38		2,922	3,164,991
Series 2005
5.50%, 1/01/35		1,335	1,450,831
Series 2007
5.50%, 7/01/35		179	194,819
Federal National Mortgage Association
4.00%, TBA		12,070	12,758,367
3.50%, 12/01/41		7,961	8,279,080
4.00%, 1/01/41		7,599	8,033,046
5.50%, 1/01/35-6/01/38		10,142	11,030,402
6.00%, 2/01/38-2/01/40		10,287	11,289,671
Series 2003
5.00%, 11/01/33		187	201,789
5.50%, 4/01/33-7/01/33		1,454	1,584,497
Series 2004
5.50%, 4/01/34-11/01/34		806	877,852
6.00%, 9/01/34		299	332,412
Series 2005
4.50%, 8/01/35		581	621,072
5.50%, 2/01/35		596	648,696
Series 2006
5.00%, 2/01/36		526	567,196
5.50%, 4/01/36		1,442	1,568,858
6.00%, 2/01/36		1,992	2,215,099
Series 2007
4.50%, 9/01/35		478	511,039
5.00%, 11/01/35-7/01/36		6,372	6,876,778
5.50%, 8/01/37		5,067	5,517,943

	Principal Amount (000)		U.S. $ Value
Series 2008
5.50%, 5/01/38	U.S.$	1,378	$1,497,829
6.00%, 3/01/37-5/01/38		8,470	9,328,232
Series 2010
6.00%, 4/01/40		938	1,029,694
Government National Mortgage Association
Series 1999
8.15%, 9/15/20		165	187,223

			105,566,088

Agency Fixed Rate 15-Year - 2.3%
Federal National Mortgage Association
4.50%, TBA		3,459	3,698,428
4.50%, 3/01/25-6/01/26		8,276	8,842,523
Government National Mortgage Association
Series 2001
7.50%, 12/15/14		354	366,550

			12,907,501

Agency ARMs - 2.1%
Federal Home Loan Mortgage Corp.
2.616%, 4/01/36 (a)		1,991	2,121,223
5.147%, 11/01/35 (b)		2,510	2,653,017
5.179%, 5/01/38 (a)		1,309	1,389,181
Series 2006
2.39%, 3/01/34 (a)		416	435,345
3.001%, 1/01/37 (b)		117	124,691
Series 2007
2.611%, 1/01/37 (b)		1,464	1,529,678
5.719%, 3/01/37 (b)		1,336	1,415,736
Federal National Mortgage Association
Series 2007
2.403%, 3/01/34 (a)		1,404	1,470,452
3.105%, 8/01/37 (a)		554	587,519

			11,726,842

Total Mortgage Pass-Through’s (cost $125,537,021)			130,200,431

CORPORATES - INVESTMENT GRADES - 19.7%
Industrial - 8.6%
Basic - 1.1%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		855	872,100
ArcelorMittal
6.125%, 6/01/18		852	888,785
ArcelorMittal USA LLC
6.50%, 4/15/14		150	159,705
Dow Chemical Co. (The)
7.60%, 5/15/14		462	524,798
8.55%, 5/15/19		490	649,543
International Paper Co.
5.30%, 4/01/15		235	255,462

	Principal Amount (000)		U.S. $ Value
7.95%, 6/15/18	U.S.$	830	$1,035,832
Packaging Corp. of America
5.75%, 8/01/13		870	914,910
PPG Industries, Inc.
5.75%, 3/15/13		578	607,348

			5,908,483

Capital Goods - 0.5%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)		132	137,691
Owens Corning
6.50%, 12/01/16		955	1,056,116
Republic Services, Inc.
5.25%, 11/15/21		508	583,171
5.50%, 9/15/19		753	868,999

			2,645,977

Communications - Media - 1.9%
CBS Corp.
8.875%, 5/15/19		530	697,543
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,439	2,077,617
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21		565	604,006
4.75%, 10/01/14		525	566,791
News America, Inc.
6.15%, 3/01/37		523	595,350
6.55%, 3/15/33		142	160,285
9.25%, 2/01/13		310	333,073
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,193	1,482,744
Time Warner Cable, Inc.
5.00%, 2/01/20		740	826,994
7.50%, 4/01/14		1,055	1,191,036
Time Warner Entertainment Co. LP
8.375%, 3/15/23		325	435,752
Virgin Media Secured Finance PLC
5.25%, 1/15/21		352	381,131
WPP Finance UK
8.00%, 9/15/14		1,185	1,335,566

			10,687,888

Communications - Telecommunications - 0.8%
American Tower Corp.
5.05%, 9/01/20		1,185	1,201,091
AT&T, Inc.
4.45%, 5/15/21		646	722,827
Telecom Italia Capital SA
6.175%, 6/18/14		1,150	1,155,750
6.375%, 11/15/33		110	94,050
7.175%, 6/18/19		515	521,438
United States Cellular Corp.
6.70%, 12/15/33		775	778,460

			4,473,616

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.2%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)	U.S.$	1,010	$1,101,135

Consumer Cyclical - Entertainment - 0.7%
Time Warner, Inc.
4.70%, 1/15/21		600	662,962
7.625%, 4/15/31		1,285	1,682,907
Viacom, Inc.
5.625%, 9/15/19		1,230	1,431,603

			3,777,472

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		1,370	1,425,722

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19		605	748,687

Consumer Non-Cyclical - 0.7%
Ahold Finance USA LLC
6.875%, 5/01/29		1,275	1,624,704
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		130	138,589
5.875%, 5/15/13		965	1,011,242
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)		310	329,053
Delhaize Group SA
5.875%, 2/01/14		335	362,182
Whirlpool Corp.
8.60%, 5/01/14		155	173,804

			3,639,574

Energy - 0.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16		296	339,825
6.45%, 9/15/36		401	478,933
Marathon Petroleum Corp.
3.50%, 3/01/16		180	185,445
5.125%, 3/01/21		306	325,176
Nabors Industries, Inc.
9.25%, 1/15/19		1,013	1,279,839
Noble Energy, Inc.
8.25%, 3/01/19		1,232	1,560,275
Noble Holding International Ltd.
4.90%, 8/01/20		108	115,955
Weatherford International Ltd./Bermuda
6.00%, 3/15/18		91	103,045
9.625%, 3/01/19		605	810,549

			5,199,042

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (c)		1,099	994,595

	Principal Amount (000)		U.S. $ Value
Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20	U.S.$	217	$244,791
Hewlett-Packard Co.
4.65%, 12/09/21		616	662,647
Motorola Solutions, Inc.
7.50%, 5/15/25		30	35,275
Xerox Corp.
8.25%, 5/15/14		1,250	1,407,052

			2,349,765

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		730	782,928
5.75%, 12/15/16		490	547,492

			1,330,420

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)		1,490	1,449,998
Con-way, Inc.
6.70%, 5/01/34		871	855,093
Ryder System, Inc.
5.85%, 11/01/16		383	436,534
7.20%, 9/01/15		369	435,318

			3,176,943

			47,459,319

Financial Institutions - 8.4%
Banking - 4.9%
Bank of America Corp.
5.70%, 1/24/22		405	419,514
7.375%, 5/15/14		1,050	1,132,968
7.625%, 6/01/19		1,305	1,474,958
Series L
5.65%, 5/01/18		390	398,991
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		315	339,878
5.70%, 11/15/14		1,655	1,823,757
Citigroup, Inc.
6.50%, 8/19/13		1,015	1,076,453
8.50%, 5/22/19		1,495	1,826,630
Compass Bank
5.50%, 4/01/20		1,339	1,291,660
Countrywide Financial Corp.
6.25%, 5/15/16		62	62,383
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21		376	375,607
6.00%, 6/15/20		1,430	1,511,278
7.50%, 2/15/19		990	1,123,674
JPMorgan Chase & Co.
4.40%, 7/22/20		1,165	1,205,467
Macquarie Group Ltd.
4.875%, 8/10/17 (c)		1,475	1,434,268
Morgan Stanley
5.50%, 7/24/20		1,030	1,016,695

	Principal Amount (000)		U.S. $ Value
6.625%, 4/01/18	U	.S.$995	$1,048,435
National Capital Trust II
5.486%, 3/23/15 (c)		372	341,266
Nationwide Building Society
6.25%, 2/25/20 (c)		1,415	1,447,034
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		1,140	1,225,205
Santander US Debt SAU
2.991%, 10/07/13 (c)		1,500	1,454,843
Societe Generale SA
2.50%, 1/15/14 (c)		695	676,184
SouthTrust Corp.
5.80%, 6/15/14		1,470	1,585,367
UFJ Finance Aruba AEC
6.75%, 7/15/13		172	183,312
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		685	557,980
Union Bank NA
5.95%, 5/11/16		1,580	1,718,473

			26,752,280

Finance - 0.2%
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14		885	908,812

Insurance - 2.7%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		650	748,188
Allstate Corp. (The)
6.125%, 5/15/37		905	853,551
American International Group, Inc.
6.40%, 12/15/20		680	739,643
Coventry Health Care, Inc.
5.95%, 3/15/17		295	334,024
6.125%, 1/15/15		115	125,783
6.30%, 8/15/14		900	979,527
Genworth Financial, Inc.
6.515%, 5/22/18		779	768,022
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)		700	902,147
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		280	284,997
5.50%, 3/30/20		726	754,755
Humana, Inc.
6.45%, 6/01/16		130	146,880
7.20%, 6/15/18		825	992,023
Lincoln National Corp.
8.75%, 7/01/19		361	451,480
Markel Corp.
7.125%, 9/30/19		684	787,502
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)		710	1,045,332
Metlife Capital Trust IV
7.875%, 12/15/37 (c)		590	629,825
MetLife, Inc.
7.717%, 2/15/19		358	453,337

	Principal Amount (000)		U.S. $ Value
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	U.S.$	1,190	$1,462,938
Principal Financial Group, Inc.
7.875%, 5/15/14		900	1,000,330
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (c)		420	371,416
XL Group PLC
5.25%, 9/15/14		824	870,339

			14,702,039

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		552	556,587
ORIX Corp.
4.71%, 4/27/15		1,085	1,128,087

			1,684,674

REITS - 0.3%
HCP, Inc.
5.375%, 2/01/21		930	1,027,727
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		845	877,430

			1,905,157

			45,952,962

Utility - 2.1%
Electric - 1.0%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)		870	936,879
Ameren Corp.
8.875%, 5/15/14		618	697,809
Constellation Energy Group, Inc.
5.15%, 12/01/20		610	680,736
FirstEnergy Corp.
Series C
7.375%, 11/15/31		279	359,116
Nisource Finance Corp.
6.80%, 1/15/19		1,465	1,740,649
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)		283	301,052
TECO Finance, Inc.
4.00%, 3/15/16		310	328,563
5.15%, 3/15/20		380	432,470
Union Electric Co.
6.70%, 2/01/19		140	171,928
Wisconsin Energy Corp.
6.25%, 5/15/67		140	143,150

			5,792,352

Natural Gas - 1.1%
DCP Midstream LLC
5.35%, 3/15/20 (c)		396	431,177
Energy Transfer Partners LP

	Principal Amount (000)		U.S. $ Value
6.70%, 7/01/18	U.S.$	411	$468,183
7.50%, 7/01/38		909	1,053,631
EQT Corp.
8.125%, 6/01/19		689	807,952
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		527	537,700
TransCanada PipeLines Ltd.
6.35%, 5/15/67		1,670	1,688,191
Williams Partners LP
5.25%, 3/15/20		733	808,004

			5,794,838

			11,587,190

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
Abu Dhabi National Energy Co.
4.125%, 3/13/17 (c)		231	233,677
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21 (c)		592	622,784
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)		977	1,050,275
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		1,365	1,361,588

			3,268,324

Total Corporates - Investment Grades (cost $99,254,572)			108,267,795

AGENCIES - 10.2%
Agency Debentures - 10.2%
Federal Farm Credit Bank
0.301%, 9/29/14 (b)		13,510	13,529,981
0.311%, 9/20/12 (b)		9,500	9,509,814
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		6,359	6,429,776
5.50%, 7/18/16		2,140	2,560,944
Federal National Mortgage Association
0.312%, 10/18/12 (b)		1,500	1,501,961
6.25%, 5/15/29		8,610	12,132,532
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		12,340	10,370,968

Total Agencies (cost $53,162,290)			56,035,976

ASSET-BACKED SECURITIES - 4.4%
Autos - Fixed Rate - 2.6%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14		1,862	1,864,425
Series 2012-1, Class A2
0.71%, 9/15/14		1,533	1,533,471
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15		658	660,344

	Principal Amount (000)		U.S. $ Value
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16	U.S.$	663	$663,377
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CAD	1,914	1,907,510
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	1,862	1,861,796
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (c)		1,882	1,883,176
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (c)		1,725	1,729,013
Santander Drive Auto Receivables Trust
Series 2011-4, Class A2
1.37%, 3/16/15		751	751,493
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		1,393	1,392,705

			14,247,310

Credit Cards - Floating Rate - 0.9%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.46%, 4/17/17 (b)		2,720	2,721,148
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.39%, 5/16/16 (b) (c)		2,405	2,415,222

			5,136,370

Other ABS - Fixed Rate - 0.5%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		1,087	1,091,012
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		567	566,090
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (c)		843	843,000

			2,500,102

Home Equity Loans - Floating Rate - 0.2%
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.541%, 1/20/35 (b)		118	105,962
Series 2007-1, Class M1
0.661%, 3/20/36 (b)		1,250	885,786
Series 2007-2, Class M1

	Principal Amount (000)		U.S. $ Value
0.591%, 7/20/36 (b)	U.S.$	600	$344,879

			1,336,627

Autos - Floating Rate - 0.1%
Navistar Financial Dealer Note Master Trust
Series 2011-1, Class A
1.426%, 10/25/16 (b) (c)		704	709,495

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.419%, 12/25/32		90	78,531
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33		87	73,815
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		202	177,222
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d) (e)		18	0

			329,568

Total Asset-Backed Securities (cost $24,968,400)			24,259,472

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
Non-Agency Fixed Rate CMBS - 3.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A2
5.56%, 10/15/48		2,880	2,912,620
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		2,130	2,365,135
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.009%, 6/15/38		2,850	3,219,297
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.455%, 4/10/37		775	497,690
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44		1,455	1,614,496
Series 2006-CB15, Class A4
5.814%, 6/12/43		2,335	2,571,297
Series 2006-CB16, Class A4
5.552%, 5/12/45		1,810	2,022,217
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		1,724	1,745,714

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.096%, 6/12/46	U.S.$	220	$249,623
Series 2006-4, Class AM
5.204%, 12/12/49		940	913,978
Series 2007-9, Class A4
5.70%, 9/12/49		2,940	3,252,678
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.142%, 11/01/31 (c)(f)(g)		13,448	216,372

Total Commercial Mortgage-Backed Securities (cost $19,714,458)			21,581,117

INFLATION-LINKED SECURITIES - 3.6%
United States - 3.6%
U.S. Treasury Inflation Index
1.875%, 7/15/13 (TIPS)		4,264	4,488,008
2.00%, 4/15/12-1/15/14 (TIPS)		14,784	15,407,808

Total Inflation-Linked Securities (cost $19,776,244)			19,895,816

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Non-Agency Fixed Rate - 0.7%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.949%, 5/25/35		1,328	1,178,151
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.407%, 5/25/36		1,254	532,705
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.676%, 7/25/36		1,472	779,523
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32 (f)		1,349	1,039,461
Series 2003-6A, Class B3
2.685%, 3/25/33 (f)		780	89,432

			3,619,272

Non-Agency Floating Rate - 0.4%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.197%, 12/25/35 (b)		113	62,214
Series 2006-OA14, Class 3A1
1.047%, 11/25/46 (b)		2,188	949,772
Series 2007-OA3, Class M1
0.586%, 4/25/47 (b) (f)		46	53

	Principal Amount (000)		U.S. $ Value
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.897%, 2/25/47 (b)	U.S.$	1,693	$908,240

			1,920,279

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (b)		396	234,430

Agency Floating Rate - 0.0%
Government National Mortgage Association
Series 2006-39
0.149%, 7/16/46 (a)(g)		14,178	155,586

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.85%, 5/28/35		65	45,609

Total Collateralized Mortgage Obligations (cost $11,624,821)			5,975,176

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		839	874,657

Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (c)		790	867,104

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		1,385	1,563,261

Total Quasi-Sovereigns (cost $3,002,614)			3,305,022

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
United Kingdom - 0.5%
Royal Bank of Scotland PLC (The)
2.625%, 5/11/12 (c)
(cost $2,779,976)		2,780	2,794,984

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Indonesia - 0.3%
Republic of Indonesia
5.25%, 1/17/42 (c)		1,370	1,411,100

Qatar - 0.2%
Qatar Government International Bond
4.50%, 1/20/22 (c)		1,108	1,135,700

Total Governments - Sovereign Bonds (cost $2,441,163)			2,546,800

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 0.4%
Financial Institutions - 0.4%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	340	$319,410
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)	U.S.$	635	501,650

			821,060

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (h)		520	141,050
6.20%, 9/26/14 (h)		615	168,356
7.875%, 11/01/09 (h)		1,476	400,365
Series G
4.80%, 3/13/14 (h)		79	21,429

			731,200

Insurance - 0.1%
XL Group PLC
Series E
6.50%, 4/15/17		805	671,169

Total Corporates - Non-Investment Grades (cost $3,579,386)			2,223,429

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40
(cost $1,383,111)		1,355	1,822,841
BANK LOANS - 0.1%
Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
4.81%, 5/01/14 (b)
(cost $813,189)		852	722,557

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII 8.50% (cost $575,000)		23,000	593,377

SHORT-TERM INVESTMENTS - 9.4%
Investment Companies - 5.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (i) (cost $29,621,905)		29,621,905	29,621,905

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 4.0%
Japan Treasury Discount Bill
Series 236
0.01%, 2/20/12
(cost $21,845,416)	JPY	1,680,000	$22,040,337

Total Short-Term Investments (cost $51,467,321)			51,662,242

Total Investments - 103.1% (cost $546,283,443) (j)			567,958,164
Other assets less liabilities - (3.1)% (k)			(16,865,558)

Net Assets - 100.0%			$551,092,606

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	27	March 2012	$5,950,494	$5,960,250	$(9,756)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
UBS AG:
Australian Dollar settling 2/09/12	5,300	$5,470,758	$5,622,095	$151,337
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 2/03/12	1,911	1,893,229	1,906,264	(13,035)
Japanese Yen settling 2/22/12	1,680,000	21,903,520	22,046,146	(142,626)
Mexican Nuevo Peso settling 2/24/12	45,826	3,413,053	3,509,220	(96,167)
Citibank N.A.:
Great British Pound settling 2/23/12	4,123	6,328,585	6,495,929	(167,344)
Credit Suisse London Branch (GFX):
Mexican Nuevo Peso settling 2/24/12	6,414	490,907	491,173	(266)
Royal Bank of Scotland PLC:
Canadian Dollar settling 2/15/12	5,575	5,477,213	5,558,559	(81,346)
Euro settling 2/23/12	465	591,162	607,648	(16,486)
UBS AG:
Euro settling 2/15/12	4,370	5,567,031	5,716,229	(149,198)

				$(515,131)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.:	$5,590	1/30/17	1.059%	3 Month Libor	$(15,550)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Credit Default Swaps Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services, Inc.:
CDX-NAHYS17V1-5 Year Index, 12/20/2016*	(5.00)%	5.67%		$9,653	$190,674	$863,775	$(673,101)
CDX-NAIGS17V1-5 Year Index, 12/20/16*	(1.00)	0.29		16,220	(8,004)	295,350	(303,354)
ITRAXX-FINSENS16V1-5 Year Index 12/20/16*	(1.00)	2.20	EUR	3,770	254,492	432,071	(177,579)

							$(1,154,034)

*	Termination date
(a)	Variable rate coupon, rate shown as of January 31, 2012.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2012.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate market value of these securities amounted to $38,681,967 or 7.0% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of January 31, 2012, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/4/07	$17,607	$0	0.00%

(e)	Fair valued.
(f)	Illiquid security.
(g)	IO - Interest Only
(h)	Security is in default and is non-income producing.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,825,181 and gross unrealized depreciation of investments was $(9,150,460), resulting in net unrealized appreciation of $21,674,721.
(k)	An amount of $10,800 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso

Glossary:

ARMs	-	Adjustable Rate Mortgages
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund - Intermediate Bond Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$136,071,129		$	– 0	–	$136,071,129
Mortgage Pass-Through’s		– 0	–	130,200,431			– 0	–	130,200,431
Corporates - Investment Grades		– 0	–	108,267,795			– 0	–	108,267,795
Agencies		– 0	–	56,035,976			– 0	–	56,035,976
Asset-Backed Securities		– 0	–	20,093,175			4,166,297		24,259,472
Commercial Mortgage-Backed Securities		– 0	–	16,916,771			4,664,346		21,581,117
Inflation-Linked Securities		– 0	–	19,895,816			– 0	–	19,895,816
Collateralized Mortgage Obligations		– 0	–	155,586			5,819,590		5,975,176
Quasi-Sovereigns		– 0	–	3,305,022			– 0	–	3,305,022
Governments - Sovereign Agencies		– 0	–	2,794,984			– 0	–	2,794,984
Governments - Sovereign Bonds		– 0	–	2,546,800			– 0	–	2,546,800
Corporates - Non-Investment Grades		– 0	–	2,223,429			– 0	–	2,223,429
Local Governments - Municipal Bonds		– 0	–	1,822,841			– 0	–	1,822,841
Bank Loans		– 0	–	– 0	–		722,557		722,557
Preferred Stocks		593,377		– 0	–		– 0	–	593,377
Short-Term Investments		29,621,905		22,040,337			– 0	–	51,662,242

Total Investments in Securities		30,215,282		522,370,092			15,372,790		567,958,164
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	151,337			– 0	–	151,337
Liabilities:
Futures Contracts		(9,756)		– 0	–		– 0	–	(9,756)
Forward Currency Exchange Contracts		– 0	–	(666,468)			– 0	–	(666,468)
Interest Rate Swap Contracts		– 0	–	(15,550)			– 0	–	(15,550)
Credit Default Swap Contracts		– 0	–	(1,154,034)			– 0	–	(1,154,034)

Total		$30,205,526		$520,685,377			$15,372,790		$566,263,693

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/11	$3,595,821	$4,358,584		$5,968,446
Accrued discounts/(premiums)	52	22,819		(281)
Realized gain (loss)	98	– 0	–	(181,593)
Change in unrealized appreciation/depreciation	(81,273)	282,943		244,903

Purchases	843,103		– 0	–	– 0	–
Sales	(191,504)		– 0	–	(259,718)
Transfers in to Level 3	– 0	–	– 0	–	47,833
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$4,166,297		$4,664,346		$5,819,590

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$(81,273)		$282,943		$244,903

	Bank Loans		Total
Balance as of 10/31/11	$1,307,813		$15,230,664
Accrued discounts/(premiums)	4,642		27,232
Realized gain (loss)	(3,253)		(184,748)
Change in unrealized appreciation/depreciation	(52,367)		394,206
Purchases	– 0	–	843,103
Sales	(534,278)		(985,500)
Transfers in to Level 3	– 0	–	47,833
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/12	$722,557		$15,372,790

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$(54,723)		$391,850

AllianceBernstein Bond Fund - Bond Inflation Strategy Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 95.8%
United States - 95.8%
U.S. Treasury Inflation Index
0.125%, 1/15/22 (TIPS)	U.S.$	3,983	$4,147,473
0.625%, 7/15/21 (TIPS) (a)		13,290	14,615,942
1.125%, 1/15/21 (TIPS)		4,716	5,393,187
1.25%, 7/15/20 (TIPS) (a)		11,121	12,879,052
1.375%, 7/15/18 (TIPS) (a)		4,354	5,031,172
1.375%, 1/15/20 (TIPS)		5,153	5,994,655
1.625%, 1/15/15-1/15/18 (TIPS) (a)		16,049	17,996,493
1.875%, 7/15/13-7/15/19 (TIPS)		20,799	22,939,672
1.875%, 7/15/15 (TIPS) (a)		13,585	15,186,689
2.00%, 7/15/14 (TIPS) (a)		16,425	17,890,285
2.00%, 1/15/16 (TIPS)		2,667	3,025,895
2.125%, 1/15/19 (TIPS)		4,752	5,756,621
2.375%, 1/15/17 (TIPS) (a)		1,301	1,536,998
2.375%, 1/15/25 (TIPS)		84	109,705
2.50%, 7/15/16 (TIPS) (a)		13,017	15,309,574
2.625%, 7/15/17 (TIPS)		3,226	3,913,582

Total Inflation-Linked Securities (cost $145,261,960)			151,726,995

CORPORATES - INVESTMENT GRADES - 8.6%
Industrial - 3.7%
Basic - 0.4%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		225	229,500
ArcelorMittal
5.50%, 3/01/21		110	107,509
6.125%, 6/01/18		100	104,317
Dow Chemical Co. (The)
7.60%, 5/15/14		25	28,398
8.55%, 5/15/19		67	88,815
Packaging Corp. of America
5.75%, 8/01/13		40	42,065

			600,604

Capital Goods - 0.1%
Republic Services, Inc.
3.80%, 5/15/18		8	8,548
5.25%, 11/15/21		150	172,196

			180,744

Communications - Media - 1.1%
CBS Corp.
5.75%, 4/15/20		185	212,539
8.875%, 5/15/19		25	32,903
Comcast Corp.
5.15%, 3/01/20		210	243,739
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21		140	149,665
News America, Inc.
6.15%, 3/01/37		216	245,881

	Principal Amount (000)		U.S. $ Value
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	U.S.$	45	$55,929
Time Warner Cable, Inc.
4.125%, 2/15/21		180	189,588
5.00%, 2/01/20		35	39,114
7.50%, 4/01/14		70	79,026
8.75%, 2/14/19		25	32,872
Virgin Media Secured Finance PLC
5.25%, 1/15/21		200	216,552
WPP Finance 2010
4.75%, 11/21/21 (b)		227	233,183

			1,730,991

Communications - Telecommunications - 0.5%
American Tower Corp.
5.05%, 9/01/20		35	35,475
Bell Canada
4.85%, 6/30/14	CAD	25	26,505
Deutsche Telekom International Finance BV
8.75%, 6/15/30	U.S.$	150	216,835
Koninklijke KPN NV
5.00%, 11/13/12	EUR	50	67,040
Telecom Italia Capital SA
5.25%, 10/01/15	U.S.$	145	140,106
7.175%, 6/18/19		170	172,125
United States Cellular Corp.
6.70%, 12/15/33		110	110,491

			768,577

Consumer Cyclical - Automotive - 0.0%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		30	32,707

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
5.625%, 9/15/19		80	93,112
6.25%, 4/30/16		120	140,312

			233,424

Consumer Cyclical - Other - 0.1%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		125	130,084

Consumer Non-Cyclical - 0.3%
Ahold Finance USA LLC
6.875%, 5/01/29		25	31,857
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		125	133,259
8.50%, 6/15/19		75	92,809
Delhaize Group SA
5.875%, 2/01/14		205	221,634

			479,559

Energy - 0.4%
Marathon Petroleum Corp.

	Principal Amount (000)		U.S. $ Value
3.50%, 3/01/16	U.S.$	9	$9,272
5.125%, 3/01/21		15	15,940
Nabors Industries, Inc.
9.25%, 1/15/19		175	221,098
Noble Energy, Inc.
4.15%, 12/15/21		127	132,068
8.25%, 3/01/19		175	221,630
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		70	93,782

			693,790

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,896
Hewlett-Packard Co.
4.65%, 12/09/21		165	177,495
Motorola Solutions, Inc.
7.50%, 5/15/25		195	229,288
Xerox Corp.
8.25%, 5/15/14		195	219,500

			634,179

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14		35	37,538

Transportation - Services - 0.2%
Asciano Finance Ltd.
5.00%, 4/07/18 (b)		47	48,506
Ryder System, Inc.
3.15%, 3/02/15		105	108,436
5.85%, 11/01/16		105	119,676
7.20%, 9/01/15		10	11,797

			288,415

			5,810,612

Financial Institutions - 3.4%
Banking - 1.4%
Bank of America Corp.
3.625%, 3/17/16		90	88,187
5.00%, 5/13/21		90	88,073
Bank of Scotland PLC
5.625%, 5/23/13	EUR	50	67,588
Barclays Bank PLC
5.125%, 1/08/20	U.S.$	100	106,779
Series 1
5.00%, 9/22/16		100	107,402
BBVA Senior Finance SAU
Series G
3.625%, 5/14/12	EUR	50	65,610
BBVA US Senior SAU
3.25%, 5/16/14	U.S.$	265	262,864
Capital One Financial Corp.
5.25%, 2/21/17		150	162,478
Citigroup, Inc.
5.375%, 8/09/20		75	79,415

	Principal Amount (000)		U.S. $ Value
5.50%, 4/11/13	U.S.$	55	$57,078
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		120	126,821
JPMorgan Chase & Co.
4.25%, 10/15/20		55	55,983
4.40%, 7/22/20		105	108,647
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		65	66,951
Morgan Stanley
5.30%, 3/01/13		50	51,576
National Capital Trust II
5.486%, 3/23/15 (b)		45	41,282
Royal Bank of Scotland PLC (The)
3.25%, 1/11/14		80	79,303
4.875%, 3/16/15		100	101,226
UBS AG/Stamford CT
5.875%, 7/15/16		145	153,488
Union Bank NA
5.95%, 5/11/16		250	271,910

			2,142,661

Finance - 0.1%
HSBC Finance Corp.
7.00%, 5/15/12		25	25,400
SLM Corp. Series A
5.375%, 1/15/13		155	158,676

			184,076

Insurance - 1.8%
Allstate Corp. (The)
6.125%, 5/15/37		37	34,896
American International Group, Inc.
6.40%, 12/15/20		205	222,980
Coventry Health Care, Inc.
5.45%, 6/15/21		235	262,871
Genworth Financial, Inc.
6.515%, 5/22/18		121	119,295
Hartford Financial Services Group, Inc.
5.50%, 3/30/20		24	24,951
6.10%, 10/01/41		165	158,231
Humana, Inc.
6.45%, 6/01/16		40	45,194
7.20%, 6/15/18		155	186,380
Lincoln National Corp.
8.75%, 7/01/19		175	218,861
Markel Corp.
7.125%, 9/30/19		289	332,731
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		207	222,433
MetLife, Inc.
5.70%, 6/15/35		90	104,649
7.717%, 2/15/19		180	227,935
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (b)		165	167,021
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		125	153,670

	Principal Amount (000)		U.S. $ Value
Principal Financial Group, Inc.
7.875%, 5/15/14	U.S.$	120	$133,377
XL Group PLC
5.25%, 9/15/14		151	159,492

			2,774,967

Other Finance - 0.0%
ORIX Corp.
4.71%, 4/27/15		46	47,827

REITS - 0.1%
HCP, Inc.
5.375%, 2/01/21		214	236,487

			5,386,018

Utility - 1.1%
Electric - 0.6%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)		130	139,993
Constellation Energy Group, Inc.
5.15%, 12/01/20		215	239,931
FirstEnergy Solutions Corp.
6.05%, 8/15/21		80	90,827
6.80%, 8/15/39		80	92,028
Nisource Finance Corp.
6.125%, 3/01/22		95	111,313
6.15%, 3/01/13		57	60,057
6.80%, 1/15/19		75	89,112
Ohio Power Co. Series F
5.50%, 2/15/13		16	16,701
TECO Finance, Inc.
4.00%, 3/15/16		45	47,695

			887,657

Natural Gas - 0.5%
DCP Midstream LLC
9.75%, 3/15/19 (b)		20	26,255
Energy Transfer Partners LP
5.95%, 2/01/15		150	162,757
6.125%, 2/15/17		145	159,954
EQT Corp.
8.125%, 6/01/19		62	72,704
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		115	117,335
Spectra Energy Capital LLC
6.20%, 4/15/18		265	307,578
8.00%, 10/01/19		25	31,913

			878,496

			1,766,153

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed – 0.4%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		320	344,000

	Principal Amount (000)		U.S. $ Value
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	U.S.$	270	$289,314

			633,314

Total Corporates - Investment Grades (cost $13,350,047)			13,596,097

ASSET-BACKED SECURITIES - 4.4%
Autos - Fixed Rate - 2.6%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14		1,068	1,068,075
Series 2011-4, Class A2
0.92%, 3/09/15		200	200,199
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		171	170,680
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13		320	319,828
Series 2011-B, Class A2
0.82%, 1/15/14		449	448,951
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (b)		187	187,945
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (b)		214	213,820
Mercedes-Benz Auto Lease Trust Series
2011-B, Class A2
0.90%, 1/15/14 (b)		493	493,308
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (b)		450	451,047
Santander Drive Auto Receivables Trust
Series 2011-4, Class A2
1.37%, 3/16/15		189	189,124
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (b)		350	349,669

			4,092,646

Credit Cards - Floating Rate - 1.2%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.46%, 4/17/17 (c)		680	680,287
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.835%, 1/15/17 (c)		165	166,274
Series 2011-2, Class A
0.765%, 5/15/19 (c)		580	580,719

	Principal Amount (000)		U.S. $ Value
Penarth Master Issuer PLC
Series 2010-2A, Class A2
1.031%, 12/18/14 (b)(c)	U.S.$	480	$481,165

			1,908,445

Autos - Floating Rate - 0.5%
Ford Credit Floorplan Master Owner Trust
Series 2009-2, Class A
1.835%, 9/15/14 (c)		690	696,357
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.535%, 11/17/14 (b)(c)		160	160,746

			857,103

Other ABS - Fixed Rate - 0.1%
GE Equipment Midticket LLC Series
2011-1, Class A3
1.00%, 8/24/15		145	144,788

Total Asset-Backed Securities (cost $7,003,377)			7,002,982

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Non-Agency Fixed Rate CMBS - 2.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		80	88,072
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.902%, 9/11/38		75	85,402
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A2
5.56%, 10/15/48		682	690,014
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		55	61,071
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38		380	412,849
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		530	573,363
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38		27	27,275
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		503	553,902
Series 2006-CB16, Class A4
5.552%, 5/12/45		80	89,380

	Principal Amount (000)		U.S. $ Value
Series 2007-LDPX, Class A3
5.42%, 1/15/49	U.S.$	435	$480,678
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.496%, 6/15/29		70	75,348
Series 2006-C1, Class A4
5.156%, 2/15/31		38	42,785
Series 2006-C4, Class A4
6.067%, 6/15/38		60	68,363
Series 2007-C1, Class A4
5.424%, 2/15/40		290	324,149
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		433	438,622
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		25	27,857
Series 2007-9, Class A4
5.70%, 9/12/49		125	138,294

Total Commercial Mortgage-Backed Securities (cost $4,082,796)			4,177,424

MORTGAGE PASS-THROUGHS - 1.9%
Agency Fixed Rate 30-Year - 1.4%
Federal National Mortgage Association
3.50%, 12/01/41		2,130	2,214,654

Agency ARMs - 0.5%
Federal Home Loan Mortgage Corp.
5.147%, 11/01/35 (c)		675	712,879

Total Mortgage Pass-Throughs (cost $2,888,510)			2,927,533

GOVERNMENTS - TREASURIES - 1.6%
Mexico - 1.6%
Mexican Bonos
Series M
8.00%, 6/11/20
(cost $2,346,565)	MXN	28,360	2,499,745

AGENCIES - 1.1%
Agency Debentures - 1.1%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22
(cost $1,750,799)	U.S.$	1,761	1,780,600

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Indonesia – 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (b)		355	370,088

Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (b)		124	136,102

	Principal Amount (000)		U.S. $ Value
Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	U.S.$	310	$349,900

Total Quasi-Sovereigns (cost $837,120)			856,090

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		16	16,440

Qatar - 0.2%
Qatar Government International Bond
4.50%, 1/20/22 (b)		360	369,000

Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)		79	94,000

Total Governments - Sovereign Bonds (cost $461,047)			479,440

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Australia - 0.0%
Suncorp-Metway Ltd.
2.067%, 7/16/12 (b)(c)		45	45,316

Netherlands - 0.1%
NIBC Bank NV
3.125%, 2/17/12	EUR	110	144,004

United Kingdom - 0.1%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	50	78,963

Total Governments - Sovereign Agencies (cost $264,396)			268,283

SUPRANATIONALS - 0.0%
European Investment Bank
0.827%, 3/05/12 (c)
(cost $50,017)	U.S.$	50	50,005

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.52%, 12/25/35
(cost $1,350)		1	1,485

	Shares
SHORT-TERM INVESTMENTS - 7.0%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (d)
(cost $3,714,274)		3,714,274	3,714,274

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 4.6%
Japan Treasury Discount Bill
Series 238
Zero Coupon, 2/27/12
(cost $7,183,637)	JPY	560,000	$7,346,680

Total Short-Term Investments (cost $10,897,911)			11,060,954

Total Investments - 124.0% (cost $189,195,895) (e)			196,427,633
Other assets less liabilities - (24.0)% (f)			(37,974,509)

Net Assets - 100.0%			$158,453,124

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
UK Long Gilt Bond Futures	10	March 2012	$1,831,071	$1,847,626	$16,555
Sold Contracts
U.S. T-Bond 30 Yr
Futures	19	March 2012	2,744,428	2,763,312	(18,884)
U.S. T-Note 2 Yr
Futures	14	March 2012	3,086,758	3,090,500	(3,742)
U.S. T-Note 5 Yr
Futures	17	March 2012	2,086,057	2,108,797	(22,740)
U.S. T-Note 10 Yr
Futures	61	March 2012	7,926,960	8,067,250	(140,290)

					$(169,101)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Australian Dollar settling 2/09/12	1,468	$1,515,568	$1,557,478	$41,910
Sale Contracts
State Street Bank and Trust Co.:
Canadian Dollar settling 2/15/12	1,576	1,542,571	1,570,771	(28,200)
Euro settling 2/15/12	1,128	1,440,806	1,474,881	(34,075)
Euro settling 2/23/12	533	678,443	697,007	(18,564)
Great British Pound settling 2/23/12	51	77,709	79,809	(2,100)
Japanese Yen settling 2/27/12	560,000	7,204,518	7,349,106	(144,588)
Mexican Peso settling 2/24/12	11,197	836,036	857,461	(21,425)

				$(207,042)

INTEREST RATE SWAP TRANSACTIONS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC		$7,310	6/7/13	0.627%	3 Month LIBOR	$(14,094)
Barclays Bank PLC		1,000	11/17/13	1.059%	3 Month LIBOR	(11,226)
Barclays Bank PLC		850	1/17/22	2.05%	3 Month LIBOR	(11,169)
JPMorgan Chase Bank, N.A.		7,780	10/13/13	0.687%	3 Month LIBOR	(38,190)
Morgan Stanley Capital Services Inc.	AUD	5,920	1/27/14	3.943%	3 Month BBR	(24,237)

						$(98,916)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services, Inc.:
ITRAXX-FINSENS16V1-5 Year Index 12/20/16*	(1.00)%	2.20%	EUR	1,210	$81,659	$138,675	$(57,016)
Sale Contracts
Morgan Stanley Capital Services Inc.:
CDX-NAIGS17V1-5 Year Index, 12/20/16*	1.00	1.02		$3,090	1,525	(56,266)	57,791

							$775

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity		U.S. $ Value at January 31, 2012
Bank of America	0.15%	2/02/12		$6,375,829
Bank of America+	0.15%	– 0	–	21,470,657
Bank of America	0.25%	2/13/12		7,810,536

				$35,657,022

+	The reverse repurchase agreement matures on demand. The interest rate shown is a variable rate and was in effect on January 31, 2012.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $35,831,312.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate market value of these securities amounted to $4,955,674 or 3.1% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2012.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,325,938 and gross unrealized depreciation of investments was $(94,200), resulting in net unrealized appreciation of $7,231,738.

(f)	An amount of U.S. $203,593 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2012.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBR	-	Bank of England Base Rate
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund - Bond Inflation Strategy Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$151,726,995		$	– 0	–	$151,726,995
Corporates - Investment Grades		– 0	–	13,596,097			– 0	–	13,596,097
Asset-Backed Securities		– 0	–	6,858,194			144,788		7,002,982
Commercial Mortgage-Backed Securities		– 0	–	3,714,981			462,443		4,177,424
Mortgage Pass-Throughs		– 0	–	2,927,533			– 0	–	2,927,533
Governments - Treasuries		– 0	–	2,499,745			– 0	–	2,499,745
Agencies		– 0	–	1,780,600			– 0	–	1,780,600
Quasi-Sovereigns		– 0	–	856,090			– 0	–	856,090
Governments - Sovereign Bonds		– 0	–	479,440			– 0	–	479,440
Governments - Sovereign Agencies		– 0	–	268,283			– 0	–	268,283
Supranationals		– 0	–	50,005			– 0	–	50,005
Collateralized Mortgage Obligations		– 0	–	– 0	–		1,485		1,485
Short-Term Investments:
Investment Companies		3,714,274		– 0	–		– 0	–	3,714,274
Governments - Treasuries		– 0	–	7,346,680			– 0	–	7,346,680

Total Investments in Securities		3,714,274		192,104,643			608,716		196,427,633
Other Financial Instruments* :
Assets:
Futures Contracts		16,555		– 0	–		– 0	–	16,555
Forward Currency Exchange Contracts		– 0	–	41,910			– 0	–	41,910
Credit Default Swap Contracts		– 0	–	57,791			– 0	–	57,791
Liabilities:
Futures Contracts		(185,656)		– 0	–		– 0	–	(185,656)
Forward Currency Exchange Contracts		– 0	–	(248,952)			– 0	–	(248,952)
Interest Rate Swap Contracts		– 0	–	(98,916)			– 0	–	(98,916)
Credit Default Swap Contracts		– 0	–	(57,016)			– 0	–	(57,016)

Total		$3,545,173		$191,799,460			$608,716		$195,953,349

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/11	$144,901		$438,694		$2,014
Accrued discounts/(premiums)	– 0	–	(1,151)		2
Realized gain (loss)	– 0	–	– 0	–	52
Change in unrealized appreciation/depreciation	(113)		24,900		(48)
Purchases	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	(535)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$144,788		$462,443		$1,485

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$(113)		$24,900		$(48)

	Total
Balance as of 10/31/11	$585,609
Accrued discounts/(premiums)	(1,149)
Realized gain (loss)	52
Change in unrealized appreciation/depreciation	24,739
Purchases	– 0	–
Sales	(535)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 1/31/12	$608,716

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$24,739

AllianceBernstein Bond Fund - Municipal Bond Inflation Strategy Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.6%
Long-Term Municipal Bonds - 86.2%
Alaska - 1.2%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/17	$400	$463,664
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	3,140	3,527,916

		3,991,580

Arizona - 3.9%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
5.00%, 7/01/26	3,330	4,052,277
Pima Cnty AZ Swr AGM
5.00%, 7/01/21	1,765	2,129,014
Pima Cnty AZ USD #1 GO
5.00%, 7/01/13	2,825	2,996,506
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	3,140	3,944,719

		13,122,516

Arkansas - 0.4%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	1,500	1,528,605

California - 4.8%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	1,225	1,297,091
Series 2011N
5.00%, 5/01/13	7,125	7,544,306
California GO
5.00%, 10/01/16	275	323,870
Series 2011A
5.00%, 10/01/20	5,000	6,151,550
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series C
5.00%, 5/01/19	450	545,000
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	290	353,235

		16,215,052

Colorado - 1.8%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/23	375	441,705
Series 2011B
4.00%, 11/15/14	4,730	5,052,444
Denver CO Urban Renewal Auth (Stapleton)

	Principal Amount (000)	U.S. $ Value
Series 2010B-1
5.00%, 12/01/19	$200	$218,826
Regional Trnsp Dist CO (Denver Transit Partners)
5.25%, 7/15/24	440	462,972

		6,175,947

Connecticut - 0.5%
Connecticut GO AMBAC Series 2005B
4.518%, 6/01/16 (a)	1,750	1,807,907

District of Columbia - 0.5%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/13	1,495	1,597,109

Florida - 8.3%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	315	349,562
Series 2011A-1
5.00%, 6/01/15	1,720	1,885,275
NPFGC Series A
5.00%, 3/01/15	275	299,244
Florida Brd of Ed GO (Florida GO)
Series 2011C
4.00%, 6/01/13	1,970	2,066,234
Florida Brd of Ed Lottery
4.00%, 7/01/12	2,140	2,172,870
5.00%, 7/01/13	1,000	1,065,100
Series 2010 C
5.00%, 7/01/16	550	638,242
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	665	703,623
Series 2010A
5.00%, 7/01/15	700	777,217
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	2,890	3,371,561
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	1,900	2,090,304
Florida St (Florida GO)
Series 2011B
5.00%, 6/01/13	3,055	3,244,685
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	420	448,325
Jacksonville FL Elec Auth
Series 2011-23
5.00%, 10/01/13	3,900	4,200,105
Jacksonville FL Sales Tax
5.00%, 10/01/20	1,720	1,993,394

	Principal Amount (000)	U.S. $ Value
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/13	$1,000	$1,049,760
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	1,565	1,876,607

		28,232,108

Georgia - 4.1%
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/18	2,500	2,957,425
Catoosa Cnty GA SD GO
3.00%, 8/01/13	2,380	2,474,653
4.00%, 8/01/14	4,470	4,864,343
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/21	3,045	3,687,556

		13,983,977

Hawaii - 0.4%
Honolulu HI City & Cnty GO
Series 2011A
5.00%, 8/01/26	1,035	1,266,198

Illinois - 5.3%
Chicago IL Brd of Ed GO
5.00%, 12/01/17	1,690	1,987,879
Chicago IL GO
Series 2008A
5.25%, 1/01/21	1,165	1,329,696
Series 2010A
5.00%, 1/01/24	1,975	2,260,269
Chicago IL O’Hare Intl Arpt (O’hare Intl Arpt)
5.00%, 1/01/17	1,930	2,178,295
Chicago IL Transit Auth Fed Hwy Grant (Chicago Il Fed Hwy Grant)
AMBAC Series 2004A
5.25%, 6/01/15	2,425	2,693,156
Cook Cnty IL GO
5.00%, 11/15/25	2,200	2,522,806
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	160	160,150
Illinois GO
Series 2010
5.00%, 1/01/18	500	575,400
Illinois Sales Tax
5.00%, 6/15/17 (b)	1,450	1,738,043
Springfield ILL Metro San Dist
Series 2011A
5.00%, 1/01/21	2,170	2,542,264

		17,987,958

Indiana - 2.5%
Indiana Mun Pwr Agy

	Principal Amount (000)	U.S. $ Value
Series 2011A
5.00%, 1/01/20-1/01/23	$4,965	$5,962,787
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	2,260	2,409,770

		8,372,557

Kansas - 0.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	180	119,176

Louisiana - 0.3%
Orleans Parish LA Par SD GO
AGM
4.00%, 9/01/13	910	957,775

Massachusetts - 5.1%
Massachusetts GO
AGM
5.50%, 3/01/16 (Pre-refunded/ETM)	1,000	1,004,120
AGM Series 2006C
4.405%, 11/01/19 (a)	5,400	5,596,020
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/15	1,430	1,616,715
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
2.264%, 6/01/20 (a)	3,000	3,089,730
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/22-7/01/25	5,025	5,932,436

		17,239,021

Minnesota - 0.7%
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/21	1,295	1,515,474
Minnesota Pub Fac Auth (Minnesota Srf)
Series 2010A
5.00%, 3/01/13	750	788,317

		2,303,791

Missouri - 1.8%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	5,900	6,188,333

Nevada - 0.4%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	892,679

	Principal Amount (000)	U.S. $ Value
Clark Cnty NV SD GO NPFGC-RE Series 2005 A
5.00%, 6/15/18	$450	$505,314

		1,397,993

New Jersey - 1.3%
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	480	576,691
Tobacco Settlement Fin Corp. NJ
6.75%, 6/01/39 (Pre-refunded/ETM)	3,440	3,734,258

		4,310,949

New York - 10.7%
Long Island Pwr Auth NY NPFGC Series 2006D
4.323%, 9/01/15 (a)	3,500	3,605,385
New York NY GO AGM Series 2005K
1.798%, 8/01/16 (a)	1,700	1,814,104
New York NY Mun Wtr Fin Auth
2.572%, 6/15/13 (a)	500	511,675
5.00%, 6/15/26	3,875	4,715,526
New York St Dormitory Auth (New York St Pers Income Tax)
4.00%, 3/15/13	6,800	7,087,300
Series 2011C
5.00%, 3/15/25	3,000	3,665,430
Series 2011E
5.00%, 8/15/14	2,790	3,101,169
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/25	3,000	3,662,010
New York St Loc Gov Asst Corp.
AGM
0.045%, 4/01/17 (a)(c)	1,475	1,397,441
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	6,720	7,003,114

		36,563,154

Ohio - 0.4%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	798,518
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 12/01/12	725	737,325

		1,535,843

	Principal Amount (000)	U.S. $ Value
Oregon - 1.6%
Tri-Cnty Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	$4,605	$5,418,796

Pennsylvania - 4.3%
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
AGM
5.00%, 6/01/19	2,250	2,664,112
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 8/01/19	475	565,345
Pennsylvania GO
Series 2006
5.00%, 3/01/13	700	735,532
NPFGC-RE
5.50%, 2/01/14	5,290	5,825,401
Philadelphia PA Gas Works
Series 2011-1975
5.00%, 7/01/14	1,900	2,066,801
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/22	1,800	2,066,112
Philadelphia PA Wtr & WstWtr
AGM Series 2010A
5.00%, 6/15/18	550	657,608

		14,580,911

Puerto Rico - 2.9%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	2,000	2,177,520
Series 2010AAA
5.25%, 7/01/21	1,830	2,104,683
Puerto Rico GO
5.25%, 7/01/14	2,970	3,207,006
Puerto Rico Govt Dev Bank
5.25%, 1/01/15	1,000	1,053,670
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
4.988%, 7/01/28 (a)	1,500	1,148,145
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007 M
5.75%, 7/01/16	275	308,192

		9,999,216

South Carolina - 1.0%
South Carolina Pub Svc Auth
Series 2012C
5.00%, 12/01/15 (d)	3,200	3,533,344

Tennessee - 0.9%
Met Govt Nashville-DAV TN GO
5.00%, 7/01/23 (d)	2,385	3,038,991

	Principal Amount (000)	U.S. $ Value
Texas - 12.5%
Conroe TX ISD GO
5.00%, 2/15/24-2/15/26	$6,240	$7,515,980
Garland TX GO
Series 2010
5.00%, 2/15/26	500	598,500
Harris Cnty TX GO
Series 2010 A
5.00%, 10/01/26	400	489,640
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	2,105	2,426,644
Houston TX Util Sys
Series 20011E
5.00%, 11/15/13	2,225	2,408,340
Series 2011D
5.00%, 11/15/27	2,735	3,282,985
Series 2011E
5.00%, 11/15/14	6,900	7,726,482
Katy TX ISD GO
Series 2010 B
4.00%, 2/15/13	700	727,223
Lower Colorado River Auth TX
5.00%, 5/15/24	2,615	3,067,133
Midlothian TX ISD GO
Series 2011B
2.25%, 8/01/51	5,000	5,181,200
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	3,625	4,349,637
Red River TX Hlth Facs Dev Corp. (Mrc Crestview Proj)
6.00%, 11/15/16	735	742,578
San Antonio TX ISD GO
5.00%, 8/15/26	1,710	2,078,419
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (a)	655	658,858
Univ of Texas
Series 2010A
5.00%, 8/15/22	1,070	1,314,249

		42,567,868

Virginia - 5.4%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25-4/01/26	6,000	7,125,400
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/14	3,000	3,274,500
Virginia Lease Pub Fac Series 2003A
5.00%, 8/01/13	3,525	3,772,420
Virginia Pub Bldg Auth (Virginia Lease Pub Fac) Series 2011A

	Principal Amount (000)	U.S. $ Value
4.00%, 8/01/13	$4,050	$4,269,510

		18,441,830

Washington - 3.0%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	3,305	3,936,189
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/18	680	837,100
Series 2012A
5.00%, 7/01/13 (d)	1,250	1,323,075
King Cnty WA Swr
Series 2011B
5.00%, 1/01/14	2,230	2,426,441
Seattle WA GO
Series 2010
4.00%, 8/01/12	700	713,349
Washington St GO
Series 2009 B
5.00%, 1/01/22	710	865,128

		10,101,282

Wisconsin - 0.2%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	700	714,154

Total Long-Term Municipal Bonds (cost $280,482,010)		293,293,941

Short-Term Municipal Notes – 7.4%
California - 1.3%
California Infra & Eco Dev Bank (J Paul Getty Trust)
0.05%, 10/01/47 (e)	4,500	4,500,000

Colorado - 0.7%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.07%, 7/01/36 (e)	1,100	1,100,000
Series D
0.07%, 10/01/38 (e)	1,340	1,340,000

		2,440,000

Connecticut - 0.5%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.03%, 7/01/36 (e)	1,800	1,800,000

Louisiana - 2.4%
East Baton Rouige Parish LA (Exxon Mobil Corp.)
0.03%, 11/01/19 (e)	7,195	7,195,000
Lousiana Pub Fac Auth (Dynamic Fuel Systems, Inc.)
Series 2008

	Principal Amount (000)	U.S. $ Value
0.05%, 10/01/33 (e)	$950	$950,000

		8,145,000

Mississippi - 1.3%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2011B
0.04%, 11/01/35 (e)	4,360	4,360,000

Texas - 0.9%
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008 A
0.04%, 5/15/48 (e)	3,000	3,000,000

Washington - 0.3%
Washington St HFC (Tacoma Museum Art)
0.07%, 6/01/32 (e)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $25,245,000)		25,245,000

Total Municipal Obligations (cost $305,727,010)		318,538,941

CORPORATES - INVESTMENT GRADES - 4.0%
Financial Institutions - 2.5%
Banking - 1.3%
Bank of America Corp.
7.375%, 5/15/14	1,200	1,294,820
Citigroup, Inc.
5.50%, 4/11/13	1,475	1,530,729
Goldman Sachs Group Inc Sr Nt
5.15%, 1/15/14	1,510	1,587,181

		4,412,730

Finance - 1.2%
Capital One Financial Corp.
2.125%, 7/15/14	736	737,151
General Electric Capital Corp.
2.15%, 1/09/15	1,576	1,610,853
JPMorgan Chase & Co.
2.05%, 1/24/14	1,570	1,590,884

		3,938,888

		8,351,618

Industrial - 1.1%
Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	904	982,062

Energy - 0.4%
ConocoPhillips
4.75%, 2/01/14	1,430	1,548,403

Industrial - 0.4%
Hewlett-Packard Co.

	Principal Amount (000)	U.S. $ Value
4.50%, 3/01/13	$1,280	$1,322,020

		3,852,485

Utility - 0.4%
Communications - Telecommunications - 0.4%
Verizon Communications, Inc.
4.35%, 2/15/13	1,446	1,501,481

Total Corporates - Investment Grades (cost $13,539,956)		13,705,584

AGENCIES - 1.9%
U.S. Government Agency - 1.9%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (b)
(cost $5,992,348)	5,315	6,354,316

	Shares
SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (f) (cost $2,784,041)	2,784,041	2,784,041

	Principal Amount (000)
U.S. Treasury Bill - 0.3%
U.S. Treasury Bill
Zero Coupon, 2/02/12 (b)
(cost $1,030,000)	$1,030	1,030,000

Total Short-Term Investments (cost $3,814,041)		3,814,041

Total Investments - 100.6% (cost $329,073,355) (g)		342,412,882
Other assets less liabilities - (0.6)%		(2,009,283)

Net Assets - 100.0%		$340,403,599

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	9/28/12	1.09%	CPI	#	$300,917

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,000	3/16/13	1.795%	CPI	#	$66,831
Barclays Bank PLC	2,000	4/8/15	2.22%	CPI	#	(11,005)
Barclays Bank PLC	5,500	6/1/15	2.038%	CPI	#	34,966
Barclays Bank PLC	6,000	2/26/17	2.37%	CPI	#	(61,126)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	67,966
Barclays Bank PLC	5,500	6/2/19	2.58%	CPI	#	(96,234)
Barclays Bank PLC	4,000	6/15/20	2.48%	CPI	#	(6,161)
Barclays Bank PLC	1,500	8/4/20	2.038%	CPI	#	32,378
Barclays Bank PLC	2,000	11/10/20	2.50%	CPI	#	12,937
Barclays Bank PLC	6,000	5/4/21	2.845%	CPI	#	(205,741)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(97,311)
Citibank, N.A.	2,000	4/15/14	2.06%	CPI	#	5,796
Citibank, N.A.	10,000	5/4/16	2.71%	CPI	#	(241,323)
Deutsche Bank AG	16,300	6/30/14	1.998%	CPI	#	(65,837)
Deutsche Bank AG	14,200	7/21/14	2.155%	CPI	#	(144,117)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	(222,532)
Deutsche Bank AG	9,800	9/7/21	2.4%	CPI	#	86,791
JPMorgan Chase Bank, N.A.	1,000	7/29/20	2.305%	CPI	#	21,597
JPMorgan Chase Bank, N.A.	1,400	6/30/26	2.89%	CPI	#	(66,194)
JPMorgan Chase Bank, N.A.	3,300	7/21/26	2.935%	CPI	#	(183,857)
JPMorgan Chase Bank, N.A.	2,400	10/3/26	2.485%	CPI	#	38,911
JPMorgan Chase Bank, N.A.	5,400	11/14/26	2.488%	CPI	#	82,441
JPMorgan Chase Bank, N.A.	4,850	12/23/26	2.484%	CPI	#	103,532
Morgan Stanley Capital Services Inc.	7,000	6/25/12	0.99%	CPI	#	196,497
Morgan Stanley Capital Services Inc.	1,000	5/6/13	1.95%	CPI	#	7,560
Morgan Stanley Capital Services Inc.	9,000	10/27/13	1.61%	CPI	#	213,466
Morgan Stanley Capital Services Inc.	22,000	10/3/14	1.53%	CPI	#	223,108
Morgan Stanley Capital Services Inc.	6,000	4/5/16	2.535%	CPI	#	(88,609)

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	$2,000	10/14/20	2.37%	CPI	#	$38,789
Morgan Stanley Capital Services Inc.	13,000	5/23/21	2.68%	CPI	#	(267,130)
Morgan Stanley Capital Services Inc.	5,000	8/15/26	2.885%	CPI	#	(256,684)

						$(479,378)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of January 31, 2012.
(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swap contracts. The aggregate market value of these securities amounted to $1,860,788.
(c)	Illiquid security.
(d)	When-Issued or delayed delivery security.
(e)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,340,864 and gross unrealized depreciation of investments was $(1,337), resulting in net unrealized appreciation of $13,339,527.

As of January 31, 2012, the Strategy held 17.7% of net assets in insured bonds (of this amount 1.7% represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
SD	-	School District
USD	-	Unified School District

AllianceBernstein Bond Fund - Municipal Bond Inflation Strategy Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$292,272,037		$1,021,904		$293,293,941
Short-Term Municipal Notes		– 0	–	25,245,000		– 0	–	25,245,000
Corporates - Investment Grades		– 0	–	13,705,584		– 0	–	13,705,584
Agencies		– 0	–	6,354,316		– 0	–	6,354,316
Short-Term Investments:
Investment Companies		2,784,041		– 0	–	– 0	–	2,784,041
U.S. Treasury Bill		– 0	–	1,030,000		– 0	–	1,030,000

Total Investments in Securities		2,784,041		338,606,937		1,021,904		342,412,882
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	1,534,483		– 0	–	1,534,483
Liabilities:
Interest Rate Swap Contracts		– 0	–	(2,013,861)		– 0	–	(2,013,861)

Total		$2,784,041		$338,127,559		$1,021,904		$341,933,504

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/11	$268,665		$268,665
Accrued discounts/(premiums)	1,644		1,644
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	16,595		16,595
Purchases	735,000		735,000
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/12	$1,021,904		$1,021,904

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$16,595		$16,595

AllianceBernstein Bond Fund-Real Asset Strategy

Portfolio of Investments

January 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.3%
Energy - 21.4%
Coal & Consumable Fuels - 0.3%
Banpu PCL	62,750	$1,198,842

Integrated Oil & Gas - 14.7%
BG Group PLC	150,640	3,394,309
BP PLC	860,650	6,474,318
Chevron Corp.	42,630	4,394,300
China Petroleum & Chemical Corp.-Class H	2,002,000	2,407,927
Exxon Mobil Corp.	143,744	12,037,123
Gazprom OAO (Sponsored ADR)	335,640	4,044,462
Hess Corp.	20,960	1,180,048
Petroleo Brasileiro SA (ADR)	123,630	3,776,896
Petroleo Brasileiro SA (Sponsored ADR)	49,260	1,375,832
PTT PCL	104,200	1,145,610
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	157,037	5,584,245
Royal Dutch Shell PLC-Class B	53,940	1,971,350
Suncor Energy, Inc. (Toronto)	101,180	3,485,347
Total SA	38,510	2,041,097

		53,312,864

Oil & Gas Drilling - 1.2%
Ensco PLC (Sponsored ADR)	17,340	912,777
Seadrill Ltd.	51,490	1,910,279
Transocean Ltd./Switzerland	32,970	1,559,481

		4,382,537

Oil & Gas Equipment & Services - 0.8%
Halliburton Co.	33,570	1,234,705
Schlumberger Ltd.	23,480	1,764,991

		2,999,696

Oil & Gas Exploration & Production - 4.0%
Anadarko Petroleum Corp.	35,490	2,864,753
Cabot Oil & Gas Corp.	14,560	464,464
Devon Energy Corp.	31,960	2,039,368
EOG Resources, Inc.	16,310	1,731,143
Marathon Oil Corp.	37,870	1,188,739
Nexen, Inc. (Toronto)	66,382	1,189,672
Noble Energy, Inc.	14,760	1,485,889
Occidental Petroleum Corp.	29,810	2,974,144
Penn West Petroleum Ltd.	591	12,879
Stone Energy Corp. (a)	20,840	584,562

		14,535,613

Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	33,235	1,270,242

		77,699,794

Materials - 11.2%
Diversified Metals & Mining - 5.8%
Anglo American PLC	83,360	3,459,724
BHP Billiton Ltd.	74,510	2,951,216
BHP Billiton PLC	59,420	1,997,512
Exxaro Resources Ltd.	76,570	1,885,056
Freeport-McMoRan Copper & Gold, Inc.	68,410	3,161,226

Company	Shares	U.S. $ Value
Rio Tinto Ltd.	12,720	$933,263
Rio Tinto PLC	78,300	4,716,896
Teck Resources Ltd.	47,670	2,021,471

		21,126,364

Fertilizers & Agricultural Chemicals - 0.9%
Agrium, Inc. (Toronto)	22,320	1,799,268
Monsanto Co.	18,340	1,504,797

		3,304,065

Gold - 1.9%
Goldcorp, Inc.	51,190	2,476,030
IAMGOLD Corp.	78,210	1,304,930
Kinross Gold Corp.	136,400	1,541,250
New Gold, Inc. (a)	118,310	1,385,219
Real Gold Mining Ltd.	124,500	51,532

		6,758,961

Paper Products - 0.2%
Mondi PLC	105,600	842,055

Specialty Chemicals - 0.4%
Koninklijke DSM NV	29,940	1,538,912

Steel - 2.0%
Commercial Metals Co.	78,710	1,128,701
JFE Holdings, Inc.	66,100	1,180,898
OneSteel Ltd.	449,117	352,737
United States Steel Corp.	19,750	596,253
Vale SA (Sponsored ADR) (Local Preference Shares)	159,440	3,860,042

		7,118,631

		40,688,988

Equity: Other - 10.1%
Diversified/Specialty - 9.2%
American Assets Trust, Inc.	21,400	473,796
British Land Co. PLC	181,532	1,400,147
CBRE Group, Inc. (a)	15,720	303,396
Dexus Property Group	1,118,834	1,057,239
Digital Realty Trust, Inc.	45,450	3,220,587
Dundee Real Estate Investment Trust	42,690	1,424,987
Forest City Enterprises, Inc. (a)	39,695	521,195
Hang Lung Properties Ltd.	169,000	581,360
Hysan Development Co., Ltd.	375,199	1,480,836
Land Securities Group PLC	10	107
Mitsubishi Estate Co., Ltd.	63,000	1,008,485
Mitsui Fudosan Co., Ltd.	243,000	4,010,127
Morguard Real Estate Investment Trust	34,100	569,637
Soho China Ltd.	2,006,000	1,315,725
Sun Hung Kai Properties Ltd.	359,006	4,980,969
Telecity Group PLC (a)	113,247	1,156,432
Tokyu Land Corp.	199,000	829,081
Unibail-Rodamco SE	21,842	4,202,945
UOL Group Ltd.	223,000	813,928
Weyerhaeuser Co.	55,350	1,108,107

Company	Shares	U.S. $ Value
Wharf Holdings Ltd.	512,000	$2,920,279

		33,379,365

Health Care - 0.9%
Ventas, Inc.	54,560	3,181,394

		36,560,759

Retail - 8.2%
Regional Mall - 4.7%
CapitaMall Trust	780,000	1,058,244
CFS Retail Property Trust	665,200	1,212,122
General Growth Properties, Inc.	109,580	1,729,172
Glimcher Realty Trust	215,016	2,070,604
Macerich Co. (The)	26,390	1,432,977
Multiplan Empreendimentos Imobiliarios SA	27,100	620,421
Simon Property Group, Inc.	48,380	6,572,907
Westfield Group	248,815	2,244,918

		16,941,365

Shopping Center/Other Retail - 3.5%
Aeon Mall Co., Ltd.	35,600	790,281
Corio NV	19,210	895,198
DDR Corp.	122,661	1,700,081
Excel Trust, Inc.	46,080	585,216
Hammerson PLC	285,460	1,699,333
Klepierre	28,250	849,826
Link REIT (The)	461,023	1,684,229
Regency Centers Corp.	21,330	881,356
Retail Opportunity Investments Corp.	89,039	1,056,002
RioCan Real Estate Investment Trust (Toronto)	30,964	802,279
Tanger Factory Outlet Centers	35,498	1,047,191
Weingarten Realty Investors	35,070	851,149

		12,842,141

		29,783,506

Residential - 5.0%
Multi-Family - 3.3%
BRE Properties, Inc.	32,920	1,705,914
Camden Property Trust	19,465	1,255,493
Equity Residential	28,810	1,715,635
Essex Property Trust, Inc.	9,700	1,396,800
GSW Immobilien AG (a)	28,216	874,838
MRV Engenharia e Participacoes SA	54,200	417,233
Post Properties, Inc.	42,250	1,888,152
Rossi Residencial SA	162,700	879,057
Stockland	567,310	2,023,470

		12,156,592

Self Storage - 1.7%
Big Yellow Group PLC	268,039	1,182,904
CubeSmart	25,060	285,183
Extra Space Storage, Inc.	44,450	1,169,924
Public Storage	14,205	1,972,506

Company	Shares	U.S. $ Value
Sovran Self Storage, Inc.	32,606	$1,516,831

		6,127,348

		18,283,940

Office - 4.1%
Office - 4.1%
Allied Properties Real Estate Investment Trust	33,670	864,332
Boston Properties, Inc.	16,940	1,762,607
Castellum AB	106,360	1,353,575
Cominar Real Estate Investment Trust	26,247	567,503
Derwent London PLC	33,580	886,762
Douglas Emmett, Inc.	123,080	2,573,603
Duke Realty Corp.	129,140	1,729,185
Great Portland Estates PLC	156,490	889,786
Hufvudstaden AB-Class A	71,436	752,838
Kilroy Realty Corp.	36,093	1,502,551
SL Green Realty Corp.	27,464	2,019,428

		14,902,170

Lodging - 1.9%
Lodging - 1.9%
Ashford Hospitality Trust, Inc.	102,307	921,786
Great Eagle Holdings Ltd.	510,000	1,257,569
Host Hotels & Resorts, Inc.	15,930	261,571
InnVest Real Estate Investment Trust	86,314	426,104
Intercontinental Hotels Group PLC	72,920	1,487,007
LaSalle Hotel Properties	44,920	1,215,086
Pebblebrook Hotel Trust	40,640	901,395
Strategic Hotels & Resorts, Inc. (a)	94,230	585,168

		7,055,686

Industrials - 1.9%
Industrial Warehouse Distribution - 1.3%
EastGroup Properties, Inc.	42,490	2,018,275
Global Logistic Properties Ltd. (a)	578,000	912,869
ProLogis, Inc.	59,513	1,887,157

		4,818,301

Mixed Office Industrial - 0.6%
Goodman Group	2,902,000	1,973,482

		6,791,783

Food Beverage & Tobacco - 0.5%
Agricultural Products - 0.3%
Bunge Ltd.	14,830	849,314

Packaged Foods & Meats - 0.2%
Tyson Foods Inc-Class A	41,100	766,104

		1,615,418

Total Common Stocks (cost $226,270,073)		233,382,044

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 13.1%
United States - 13.1%
U.S. Treasury Inflation Index 1.875%, 7/15/15 (TIPS) (cost $46,975,128)	$42,454	$47,458,402

	Contracts
OPTION PURCHASED-CALL - 0.0%
Options on Funds and Investment Trusts - 0.0%
United States Oil Fund LP
Expiration: Apr 2012, Exercise Price: $ 45.00 (a) (b)
(cost $214,828)	2,287	80,045

	Shares
SHORT-TERM INVESTMENTS - 19.9%
Investment Companies - 8.6%
AllianceBernstein Fixed-Income Shares, Inc.-
Government STIF Portfolio, 0.10% (c)
(cost $31,233,665)	31,233,665	31,233,665

	Principal Amount (000)
U.S. Treasury Bills - 11.3%
U.S. Treasury Bill
0.01%, 3/15/12	$19,000	18,999,206
0.01%, 4/12/12 (d)	22,000	21,998,793

Total U.S. Treasury Bills (cost $40,997,999)		40,997,999

Total Short-Term Investments (cost $72,231,664)		72,231,664

Total Investments - 97.3% (cost $345,691,693) (e)		353,152,155
Other assets less liabilities - 2.7% (f)		9,617,261

Net Assets - 100.0%		$362,769,416

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	19	May 2012	$2,107,899	$2,098,930	$(8,969)

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Copper London Metal Exchange Futures	5	February 2012	$1,044,630	$1,038,375	$(6,255)
Gas Oil Futures	6	April 2012	567,229	567,900	671
Lean Hogs Futures	8	April 2012	281,568	284,400	2,832
Nickel Futures	4	May 2012	491,716	500,928	9,212
Platinum Futures	90	April 2012	6,593,745	7,146,450	552,705
Soybean Meal Futures	78	March 2012	2,454,456	2,490,540	36,084
Zinc Futures	12	February 2012	614,561	627,825	13,264
Zinc Futures	12	May 2012	608,186	633,600	25,414
Sold Contracts
Cocoa Futures	11	March 2012	252,275	252,010	265
Coffee C Futures	23	March 2012	2,012,702	1,854,807	157,895
Copper London Metal Exchange Futures	5	February 2012	984,495	1,038,375	(53,880)
Gold 100 OZ Futures	33	April 2012	5,498,860	5,743,320	(244,460)
Heating Oil Futures	8	March 2012	1,016,909	1,025,102	(8,193)
S&P 500 E Mini Index Futures	53	March 2012	3,233,453	3,466,730	(233,277)
Wheat Futures	70	March 2012	2,098,563	2,331,000	(232,437)
Zinc Futures	12	February 2012	602,989	627,825	(24,836)

					$(13,965)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America Intl NY United States:
Brazilian Real
settling 2/02/12	1,959	$1,126,445	$1,121,222	$(5,223)
Bank of America N.A.:
Mexican Peso
settling 2/10/12	10,500	769,851	805,025	35,174
Barclays Bank PLC Wholesale:
Brazilian Real
settling 2/02/12	1,959	1,104,907	1,121,223	16,316
South African Rand
settling 2/10/12	21,408	2,642,963	2,733,903	90,940
Citibank N.A.:
Russian Rubles
settling 2/10/12	27,517	862,602	907,610	45,008
Credit Suisse London Branch (GFX):
Canadian Dollar
settling 3/15/12	1,487	1,442,198	1,481,540	39,342
Euro
settling 3/15/12	949	1,242,789	1,241,466	(1,323)
Great British Pound
settling 3/15/12	1,300	2,035,245	2,047,850	12,605
Japanese Yen
settling 3/15/12	203,965	2,632,146	2,677,307	45,161
Japanese Yen
settling 3/15/12	68,495	882,494	899,087	16,593
Deutsche Bank AG London:
Canadian Dollar
settling 3/15/12	969	955,904	965,442	9,538
Goldman Sachs International:
Swiss Franc
settling 3/15/12	600	650,096	652,232	2,136
HSBC Bank USA:
Euro
settling 3/15/12	808	1,034,216	1,057,012	22,796
Morgan Stanley and Co., Inc.:
Canadian Dollar
settling 3/15/12	1,624	1,579,229	1,618,038	38,809
Great British Pound
settling 3/15/12	577	901,972	908,930	6,958
Standard Chartered Bank:
Chinese Yuan Renminbi
settling 3/15/12	86,090	13,476,832	13,640,052	163,220
Chinese Yuan Renminbi
settling 3/15/12	6,947	1,092,124	1,100,679	8,555
Chinese Yuan Renminbi
settling 3/15/12	5,837	926,214	924,811	(1,403)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Indian Rupee
settling 3/15/12	50,591	$937,217	$1,012,816	$75,599
Indonesian Rupiah
settling 3/15/12	10,096,953	1,098,689	1,118,690	20,001
Malaysian Ringgit
settling 2/10/12	2,611	826,266	857,897	31,631
Russian Rubles
settling 2/10/12	34,851	1,093,879	1,149,511	55,632
Singapore Dollar
settling 3/15/12	2,786	2,150,405	2,214,900	64,495
South Korean Won
settling 2/10/12	931,615	820,120	828,779	8,659
Sale Contracts
Bank of America N.A.:
Brazilian Real
settling 2/02/12	1,959	1,093,497	1,121,221	(27,724)
Barclays Bank PLC Wholesale:
Brazilian Real
settling 2/02/12	1,959	1,126,445	1,121,223	5,222
Canadian Dollar
settling 3/15/12	1,448	1,446,925	1,442,684	4,241
Canadian Dollar
settling 3/15/12	6,724	6,560,659	6,699,313	(138,654)
Citibank N.A.:
Australian Dollar
settling 3/15/12	882	896,658	932,013	(35,355)
Canadian Dollar
settling 3/15/12	1,121	1,101,017	1,116,885	(15,868)
Euro
settling 3/15/12	614	803,540	803,224	316
Hong Kong Dollar
settling 3/15/12	14,009	1,806,442	1,806,450	(8)
Russian Rubles
settling 2/10/12	62,368	2,001,948	2,057,121	(55,173)
Credit Suisse London Branch (GFX):
Australian Dollar
settling 3/15/12	1,377	1,374,112	1,455,081	(80,969)
Great British Pound
settling 3/15/12	557	871,164	877,425	(6,261)
Deutsche Bank AG London:
Canadian Dollar
settling 3/15/12	1,120	1,104,591	1,115,888	(11,297)
Canadian Dollar
settling 3/15/12	1,374	1,346,168	1,368,955	(22,787)
Great British Pound
settling 3/15/12	1,109	1,735,566	1,746,973	(11,407)
Goldman Sachs International:
Brazilian Real
settling 3/02/12	1,908	1,070,767	1,083,721	(12,954)
Euro
settling 3/15/12	7,453	9,963,767	9,749,885	213,882
HSBC Bank USA:
Australian Dollar
settling 3/15/12	2,042	2,055,044	2,157,790	(102,746)
Morgan Stanley and Co., Inc.:
Great British Pound
settling 3/15/12	1,267	1,975,278	1,995,865	(20,587)
Royal Bank of Canada:
Euro
settling 3/15/12	679	881,376	888,256	(6,880)
Royal Bank of Scotland PLC:
Canadian Dollar
settling 3/15/12	1,301	1,265,472	1,296,224	(30,752)
Great British Pound
settling 3/15/12	626	989,017	986,118	2,899
State Street Bank and Trust Co.:
Thailand Baht
settling 2/10/12	27,621	889,537	892,612	(3,075)
UBS AG:
Canadian Dollar
settling 3/15/12	875	857,126	871,788	(14,662)
Great British Pound
settling 3/15/12	746	1,187,862	1,175,151	12,711

				$443,331

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS 3 Month Forward Grains Excess Return Commodity Index	32,770	0.30%	$3,165	3/15/12	Citibank, N.A.	$131,359
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	11,576	0.20%	3,506	2/15/12	Citibank, N.A.	72,681
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	245,132	0.20%	74,244	3/15/12	Citibank, N.A.	1,539,079
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	11,445	0.20%	3,466	3/15/12	Citibank, N.A.	71,858
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	9,766	0.20%	2,958	3/15/12	Citibank, N.A.	61,317
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	10,560	0.20%	3,250	3/15/12	Citibank, N.A.	14,668
Receive	Dow Jones-UBS Commodity Index	113,108	0.13%	16,003	3/15/12	JPMorgan Chase Bank, N.A.	301,757
Receive	Dow Jones-UBS Commodity Index	25,204	0.13%	3,566	3/15/12	JPMorgan Chase Bank, N.A.	67,241
Receive	Dow Jones-UBS Commodity Index	4,274	0.13%	605	3/15/12	JPMorgan Chase Bank, N.A.	11,402

							$2,271,362

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $1,349,943.
(e)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,166,149 and gross unrealized depreciation of investments was $(6,705,687), resulting in net unrealized appreciation of $7,460,462.
(f)	An amount of U.S. $212,000 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund-Real Asset Strategy

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Energy	$53,482,096		$23,072,088		$1,145,610		$77,699,794
Materials	20,779,187		19,858,269		51,532		40,688,988
Equity: Other	10,803,099		25,757,660		– 0	–	36,560,759
Retail	19,349,355		10,434,151		– 0	–	29,783,506
Residential	14,202,728		4,081,212		– 0	–	18,283,940
Office	11,019,209		3,882,961		– 0	–	14,902,170
Lodging	4,311,110		2,744,576		– 0	–	7,055,686
Industrials	3,905,432		2,886,351		– 0	–	6,791,783
Food Beverage & Tobacco	1,615,418		– 0	–	– 0	–	1,615,418
Inflation-Linked Securities	– 0	–	47,458,402		– 0	–	47,458,402
Option Purchased-Call	– 0	–	80,045		– 0	–	80,045
Short-Term Investments:
Investment Companies	31,233,665		– 0	–	– 0	–	31,233,665
U.S. Treasury Bills	– 0	–	40,997,999		– 0	–	40,997,999

Total Investments in Securities	170,701,299		181,253,714	+	1,197,142		353,152,155
Other Financial Instruments* :
Assets:
Futures Contracts	798,342		– 0	–	– 0	–	798,342
Forward Currency Exchange Contracts	– 0	–	1,048,439		– 0	–	1,048,439
Total Return Swap Contracts	– 0	–	2,271,362		– 0	–	2,271,362
Liabilities:
Futures Contracts	(812,307)		– 0	–	– 0	–	(812,307)
Forward Currency Exchange Contracts	– 0	–	(605,108)		– 0	–	(605,108)

Total	$170,687,334		$183,968,407		$1,197,142		$355,852,883

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy		Materials			Total
Balance as of 10/31/11	$1,036,917		$	– 0	–	$1,036,917
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	108,693			(44,029)		64,664

	Energy		Materials		Total
Purchases	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	95,561		95,561
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$1,145,610		$51,532		$1,197,142

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$108,693		$(44,029)		$64,664

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012